WARRANT DERIVATIVE	12 Months Ended
Aug. 31, 2019
Notes to Financial Statements [Abstract]
WARRANT DERIVATIVE [Text Block]

11. WARRANT DERIVATIVE

The exercise price of the Company's outstanding warrants is denominated in US Dollars; however, the functional currency of PTM Canada (where the warrants are held) is the Canadian Dollar.  Therefore, the warrants are required to be recognized and measured at fair value at each reporting period.  Any changes in fair value from period to period are recorded as non-cash gain or loss in the consolidated statement of loss and comprehensive loss.

The warrants were issued May 15, 2018 and were initially valued using the residual value method.  An initial valuation of $1,171 was attributed to the warrants which included $157 of unit issuance costs being attributed to the value of the warrants.  As the warrants are publicly traded on the TSX the value of the warrants at each period is estimated by using the warrant TSX closing price on the last day of trading in the applicable period.  At August 31, 2019 the warrants were trading at US$0.025 (US$0.005 at August 31, 2018) resulting in a value of $3,051 being attributed to the warrants and loss of $2,605 being recognized in fiscal 2019.  When combined with the gain on the embedded derivatives in the Convertible Notes (see Note 9) this results in a net loss of $2,732 on derivatives.